Severance Indemnities and Pension Plans (Weighted-Average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Details)	12 Months Ended
Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP [Member]
Short-term assets	3.90%
Total	100.00%
Domestic subsidiaries, Pension benefits and SIP [Member] | Japanese [Member]
Equity securities	24.80%
Debt securities	47.70%
Domestic subsidiaries, Pension benefits and SIP [Member] | Non-Japanese [Member]
Equity securities	16.10%
Debt securities	7.50%
Foreign offices and subsidiaries, Pension benefits [Member]
Real estate	8.20%
Short-term assets	0.80%
Total	100.00%
Foreign offices and subsidiaries, Pension benefits [Member] | Japanese [Member]
Equity securities	0.20%
Debt securities	0.10%
Foreign offices and subsidiaries, Pension benefits [Member] | Non-Japanese [Member]
Equity securities	60.00%
Debt securities	30.70%
Foreign offices and subsidiaries, Other benefits [Member]
Real estate
Short-term assets
Total	100.00%
Foreign offices and subsidiaries, Other benefits [Member] | Japanese [Member]
Equity securities
Debt securities
Foreign offices and subsidiaries, Other benefits [Member] | Non-Japanese [Member]
Equity securities	70.00%
Debt securities	30.00%